Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 8.6%
Cargurus, Inc. (a)	626	$ 22,686
DoubleVerify Holdings, Inc. (a)	488	5,490
Iridium Communications, Inc.	568	26,889
Match Group, Inc.	1,651	65,066
YELP, Inc. (a)	492	13,004
Ziff Davis, Inc. (a)	154	8,174
ZoomInfo Technologies, Inc. (a)	1,731	5,712
		147,021

Consumer Discretionary - 16.7%
ADT, Inc.	1,920	14,669
Buckle, Inc.	260	11,380
Cavco Industries, Inc. (a)	33	18,052
Champion Homes, Inc. (a)	298	23,724
Etsy, Inc. (a)	995	81,272
Frontdoor, Inc. (a)	359	26,074
Installed Building Products, Inc.	75	16,720
Kontoor Brands, Inc.	289	24,201
Perdoceo Education Corp.	386	12,279
Signet Jewelers Ltd.	166	15,421
Steven Madden Ltd.	285	13,133
Stride, Inc. (a)	175	14,051
Winmark Corp.	43	14,340
		285,316

Consumer Staples - 0.4%
National Beverage Corp.	203	6,423

Energy - 7.9%
Cactus, Inc. - Class A	345	22,428
California Resources Corp.	334	17,575
Core Natural Resources, Inc.	344	27,465
Dorian LPG Ltd.	299	14,179
Magnolia Oil & Gas Corp. - Class A	2,110	54,248
		135,895

Financials - 22.0%
Bread Financial Holdings, Inc.	524	56,629
Donnelley Financial Solutions, Inc. (a)	123	5,818
Enact Holdings, Inc.	267	12,635
Enova International, Inc. (a)	315	80,054
EVERTEC, Inc.	431	13,120
Jackson Financial, Inc. - Class A	679	83,028
MarketAxess Holdings, Inc.	377	61,187
Navient Corp.	524	4,396
NMI Holdings, Inc. (a)	808	35,794
PROG Holdings, Inc.	168	7,395
Western Union Co.	1,649	10,488
World Acceptance Corp. (a)	30	5,394
		375,938

Health Care - 11.9%

AMN Healthcare Services, Inc. (a)	149		5,011
Amphastar Pharmaceuticals, Inc. (a)	139		2,772
Certara, Inc. (a)	437		3,540
Collegium Pharmaceutical, Inc. (a)	299		10,581
Corcept Therapeutics, Inc. (a)	915		104,758
CorVel Corp. (a)	201		12,072
HealthStream, Inc.	121		3,393
Innoviva, Inc. (a)	851		17,845
LeMaitre Vascular, Inc.	77		7,802
Organon & Co.	978		13,252
Pacira BioSciences, Inc. (a)	151		3,988
Prestige Brands Holdings, Inc. (a)	201		10,094
Supernus Pharmaceuticals, Inc. (a)	216		9,640
			204,748

Industrials - 11.5%
Boise Cascade Co.	140		10,693
Brady Corp. - Class A	149		14,046
CSW Industrials, Inc.	65		20,730
Kadant, Inc.	41		12,608
Korn/Ferry International	187		15,385
Legalzoom.com, Inc. (a)	991		7,799
Paycom Software, Inc.	324		53,123
Robert Half, Inc.	702		26,536
Verra Mobility Corp. (a)	669		3,539
Zurn Elkay Water Solutions Corp.	635		32,074
			196,533

Information Technology - 19.8%
Adeia, Inc.	947		25,238
Agilysys, Inc. (a)	160		16,826
Badger Meter, Inc.	175		23,511
BlackLine, Inc. (a)	198		6,217
Box, Inc. - Class A (a)	1,666		52,562
CTS Corp.	116		7,438
Enphase Energy, Inc. (a)	1,116		41,895
Extreme Networks, Inc. (a)	947		28,543
Kulicke & Soffa Industries, Inc.	201		17,929
Napco Security Technologies, Inc.	216		8,009
NetScout Systems, Inc. (a)	260		10,574
Power Integrations, Inc.	262		15,906
Progress Software Corp. (a)	244		9,904
Qorvo, Inc. (a)	332		30,069
SPS Commerce, Inc. (a)	215		15,779
Teradata Corp. (a)	927		28,728
			339,128

Materials - 0.3%
Sylvamo Corp.	124		4,639

Utilities - 0.8%
Clearway Energy, Inc. - Class C	422		13,390
TOTAL COMMON STOCKS (Cost $1,491,620)			1,709,031

TOTAL INVESTMENTS - 99.9% (Cost $1,491,620)			1,709,031
Other Assets in Excess of Liabilities - 0.1%		0.00095	1,628
TOTAL NET ASSETS - 100.0%			$ 1,710,659
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,709,031	$ –	$ –	$ 1,709,031
Total Investments	$ 1,709,031	$ –	$ –	$ 1,709,031

Refer to the Schedule of Investments for further disaggregation of investment categories.